CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
RESEARCH AND DEVELOPMENT EXPENSES	$ (19,510)	$ (11,177)	$ (11,489)
SALES AND MARKETING EXPENSES	(1,693)	(1,352)	(1,003)
GENERAL AND ADMINISTRATIVE EXPENSES	(4,037)	(3,984)	(3,704)
OPERATING LOSS	(25,240)	(16,513)	(16,196)
NON-OPERATING INCOME (EXPENSES), NET	(260)	214	1,445
FINANCIAL INCOME	1,169	480	457
FINANCIAL EXPENSES	(21)	(22)	(106)
NET LOSS AND COMPREHENSIVE LOSS	$ (24,352)	$ (15,841)	$ (14,400)
LOSS PER ORDINARY SHARE - BASIC AND DILUTED	$ (0.27)	$ (0.28)	$ (0.28)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN CALCULATION OF LOSS PER ORDINARY SHARE	89,970,713	56,144,727	51,406,434